Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of maturity analysis of lease payments
The maturity of non-current lease liabilities is as follows:

€ in thousand	As at December 31,
	2022	2021
Between 1 and 2 years	2,341	25,301
Between 2 and 3 years	2,232	2,150
Between 3 and 4 years	2,286	2,214
Between 4 and 5 years	2,322	2,289
Between 5 and 10 years	9,905	10,733
Between 10 and 15 years	8,998	9,114
Over 15 years	80	1,886
NON-CURRENT LEASE LIABILITIES	28,163	53,687
Current lease liabilities	25,411	3,135
TOTAL LEASE LIABILITIES	53,574	56,822

Disclosure of lease liabilities by currency
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

€ in thousand	As at December 31,
	2022	2021
EUR	24,694	24,650
SEK	27,314	30,657
Other	1,566	1,515
TOTAL LEASE LIABILITIES	53,574	56,822